UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 1, 2025 to October 31, 2025

Commission File Number of issuing entity: 333-262894-03

Central Index Key Number of issuing entity: 0001954336

Ally Auto Receivables Trust 2022-3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-262894

Central Index Key Number of depositor: 0001477336

Ally Auto Assets LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601846

Ally Bank
(Exact name of sponsor as specified in its charter)

Dan Ignacio
(866) 710-4623
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	92-6175005
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Ally Auto Assets LLC	48226
500 Woodward Avenue, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(866) 710-4623
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-2			X
Class A-3			X
Class A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Period from October 1, 2025 to October 31, 2025 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: January 30, 2025
Central Index Key (CIK) of Securitizer: 0001477336

Item 1A. Asset-Level Information
The Servicer on behalf of the Issuing Entity has provided asset-level data for the receivables and filed this information on Form ABS-EE.  Form ABS-EE, as filed by the Issuing Entity on the date hereof, is incorporated by reference into this filing on Form 10-D.  The Issuing Entity’s CIK number is 0001954336.

Item 1B. Asset Representations Reviewer and Investor Communication
Not Applicable.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
None.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities
None.

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from October 1, 2025 to October 31, 2025
102
Asset Data File for the Period from October 1, 2025 to October 31, 2025 (See Exhibit 102 to Form ABS-EE filed by Ally Auto Receivables Trust 2022-3 with the SEC on November 20, 2025, which is incorporated by reference herein).

103
Asset Related Document for the Period from October 1, 2025 to October 31, 2025 (See Exhibit 103 to Form ABS-EE filed by Ally Auto Receivables Trust 2022-3 with the SEC on November 20, 2025, which is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Auto Receivables Trust 2022-3
(Issuing Entity)

by: Ally Bank
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ Austin T. McGrath
Austin T. McGrath
Chief Accounting Officer and Corporate Controller

Date: November 20, 2025

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from October 1, 2025 to October 31, 2025
102
Asset Data File for the Period from October 1, 2025 to October 31, 2025 (See Exhibit 102 to Form ABS-EE filed by Ally Auto Receivables Trust 2022-3 with the SEC on November 20, 2025, which is incorporated by reference herein).

103
Asset Related Document for the Period from October 1, 2025 to October 31, 2025 (See Exhibit 103 to Form ABS-EE filed by Ally Auto Receivables Trust 2022-3 with the SEC on November 20, 2025, which is incorporated by reference herein).